UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                -----------------------

Check here if Amendment [   ];                  Amendment Number:
                                                                  -----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             ----------------------------------

Address:     15 Buckingham Street
             ----------------------------------

             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------

Title:     Chairman
           ------------------------

Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     April 14, 2011
           ---------------     ----------------------     --------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -------------

Form 13F Information Table Entry Total:     40
                                            -------------

Form 13F Information Table Value Total:     $245,018
                                            -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
-----             --------------


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


                                                                                     INVEST-
                                                                                      MENT    OTHER          VOTING AUTHORITY
                              TITLE OF               VALUE    SHARES /   SH /  PUT/  DISCRE-  MANA-   -----------------------------
SECURITY                      CLASS     CUSIP      (X$1,000)  PRN AMT    PRN   CALL  TION     GERS         SOLE        SHARED  NONE
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
AES CORP                      ORD       00130H105    14,382   1,106,317  SH          Sole               1,106,317
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
AGL RESOURCES INC             ORD       001204106     7,016     176,093  SH          Sole                 176,093
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
AMERICAN WATER WORKS
CO INC                        ORD       030420103       341      12,143  SH          Sole                  12,143
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
ANADARKO PETROLEUM
CORP (UN*)                    ORD       032511107     3,170      38,699  SH          Sole                  38,699
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
APACHE CORP                   ORD       037411105       144       1,098  SH          Sole                   1,098
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
CALPINE CORP (UN*)            ORD       131347304     9,616     605,927  SH          Sole                 605,927
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
CENTERPOINT ENERGY INC        ORD       15189T107     8,547     486,747  SH          Sole                 486,747
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
CHINA MING YANG WIND
POW-ADS (US*)                 DR        16951C108       534      51,760  SH          Sole                  51,760
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
CMS ENERGY CORP               ORD       125896100    11,639     592,602  SH          Sole                 592,602
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
CONSTELLATION ENERGY
GROUP                         ORD       210371100     6,661     213,966  SH          Sole                 213,966
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
DAQO NEW ENERGY CORP
ADR (US*)                     DR        23703Q104     3,429     266,188  SH          Sole                 266,188
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
DEVON ENERGY
CORPORATION (UN*)             ORD       25179M103       218       2,373  SH          Sole                   2,373
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
DOMINION RESOURCES
INC/VA                        ORD       25746U109    16,132     360,904  SH          Sole                 360,904
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
DTE ENERGY COMPANY            ORD       233331107     8,447     172,521  SH          Sole                 172,521
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
EL PASO CORP                  ORD       28336L109     9,528     529,314  SH          Sole                 529,314
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
EXXON MOBIL CORP              ORD       30231G102       276       3,285  SH          Sole                   3,285
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
FAR EAST ENERGY CORP
(UU*)                         ORD       307325100       702   1,510,037  SH          Sole               1,510,037
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
GENERAL ELECTRIC              ORD       369604103     9,040     450,896  SH          Sole                 450,896
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
HOLLYSIS AUTOMATION
TECHNOLO (UW*)                ORD       G45667105     1,101      82,799  SH          Sole                  82,799
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
IDACORP INC                   ORD       451107106     3,884     101,933  SH          Sole                 101,933
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
ITC HOLDINGS CORP             ORD       465685105    23,989     343,188  SH          Sole                 343,188
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
JAMES RIVER COAL CO
(US*)                         ORD       470355207     2,319      95,943  SH          Sole                  95,943
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
KINDER MORGAN INC             ORD       49456B101     7,597     256,305  SH          Sole                 256,305
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
LDK SOLAR CO LTD -ADR
(US*)                         DR        50183L107       167      13,680  SH          Sole                  13,680
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
MASSEY ENERGY CO              ORD       576206106     4,694      68,672  SH          Sole                  68,672
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
NEXTERA ENERGY 8.375%
CV PRF (UN*)                  CONVPRF   65339F309     8,516     165,000  SH          Sole                 165,000
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
NEXTERA ENERGY INC            ORD       65339F101    17,468     316,907  SH          Sole                 316,907
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
NISOURCE INC                  ORD       65473P105     6,884     358,932  SH          Sole                 358,932
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
NV ENERGY INC                 ORD       67073Y106     5,911     396,977  SH          Sole                 396,977
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
OGE ENERGY CORP               ORD       670837103    13,776     272,465  SH          Sole                 272,465
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
POLYPORE INTERNATIONAL
INC (UN*)                     ORD       73179V103       199       3,452  SH          Sole                   3,452
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
PPL 9.5% CV PRF 01-JUL-2013
(TRACE*)                      CONVPRF   69351T601     3,194      60,000  SH          Sole                  60,000
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
QUANTA SERVICES INC           ORD       74762E102       151       6,727  SH          Sole                   6,727
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
QUESTAR CORP                  ORD       748356102     3,325     190,567  SH          Sole                 190,567
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
SHAW GROUP INC (UN*)          ORD       820280105     2,157      60,912  SH          Sole                  60,912
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
SOUTHERN CO                   ORD       842587107       183       4,795  SH          Sole                   4,795
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
SPDR S&P 500 ETF TR           TR UNIT   78462F103        76       2,000  SH          Sole                   2,000
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
TARGA RESOURCES               ORD       87612G101     3,154      87,027  SH          Sole                  87,027
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
WILLIAMS COS INC              ORD       969457100    21,637     693,924  SH          Sole                 693,924
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----
XCEL ENERGY INC               ORD       98389B100     4,815     201,562  SH          Sole                 201,562
----------------------------  --------  ---------  ---------  ---------  ----  ----  -------  -----   ---------------  ------  ----